INVESTMENTS IN NON-CONSOLIDATED AFFILIATES (Schedule of Investment in Equity Affiliate, Carrying Amount and Share of Net Income) (Details)	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Feb. 25, 2014 Jiuyou (refer to d) [Member] CNY	Dec. 31, 2014 Jiuyou (refer to d) [Member] CNY	Dec. 31, 2014 Jiuyou (refer to d) [Member] CNY	Dec. 31, 2013 Jiuyou (refer to d) [Member] CNY	May 16, 2012 Jiuyou (refer to d) [Member]	Dec. 31, 2010 Jiuyou (refer to d) [Member]	Dec. 31, 2014 2012 Affiliate Company [Member] CNY	Mar. 24, 2014 2012 Affiliate Company [Member] CNY	Feb. 09, 2012 2012 Affiliate Company [Member] CNY	Dec. 31, 2014 2012 Affiliate Company [Member] CNY	Dec. 31, 2013 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 2012 Affiliate Company [Member] CNY	Jan. 31, 2015 2012 Affiliate Company [Member] Subsequent event [Member] CNY	Dec. 31, 2014 2014 Acquired Company [Member] CNY	Dec. 31, 2013 2014 Acquired Company [Member] CNY	Oct. 17, 2013 2013 Affiliate Company [Member] CNY	Dec. 31, 2014 2013 Affiliate Company [Member] CNY	Dec. 31, 2014 2013 Affiliate Company [Member] CNY	Dec. 31, 2013 2013 Affiliate Company [Member] CNY	Jul. 21, 2014 2014 Affiliate Company [Member] CNY	Nov. 05, 2014 2014 Second Affiliate Company [Member] CNY	Dec. 12, 2014 2014 Third Affiliate Company [Member] CNY	Dec. 31, 2014 2014 Third Affiliate Company [Member] CNY
Schedule of Equity Method Investments [Line Items]
Balance at the beginning of the year		52,067,235					13,338,119	13,103,822										34,229,116	28,927,154			4,500,000
Addition due to investment in non-consolidated affiliate							20,796,947							76,663,200					2,000,000				4,500,000
Total investment in non-consolidated affiliate - cost						34,135,066	34,135,066	13,103,822			58,380,000			58,380,000				34,229,116	30,927,154		4,500,000	4,500,000	4,500,000
Share of net income/(loss) in non-consolidated affiliate							(2,256,451)	237,297						(844,697)				1,555,516	4,009,141			(297,922)
Cash dividend from non-consolidated affiliate			(707,179)																(707,179)
Amortization of identifiable intangible assets, net of tax	(1,397,314)	(8,669,777)	(3,964,862)	(1,056,197)			(206,468)	(3,000)						(265,750)				(1,110,397)
Total value							(34,135,066)	234,297
Impairment of investment in equity affiliate		(35,085,293)				(31,672,147)	(31,672,147)									(4,812,242)					(3,413,146)	(3,413,146)					0
Elimination of investment on acquisition date																		(34,674,235)
Carrying value at the end of the year			52,067,235					13,338,119			75,552,753			75,552,753					34,229,116		788,932	788,932	4,500,000				5,600,000
Ownership percentage					34.00%				21.80%	20.00%	49.00%	43.90%	30.00%	49.00%						10.00%				20.00%	10.00%	30.00%
Ownership percentage, additional interest acquired					12.20%				1.80%		5.10%	13.90%		5.10%									20.00%
Payments to acquire equity method investments	12,164,224	75,474,147	5,928,000	30,242,154	20,796,947						5,838,000	18,283,200	5,600,000				52,542,000			4,500,000				9,000,000	6,000,000	5,600,000
Accrued purchase consideration	$ 1,274,414	7,907,229	8,083,545	13,300,000							52,542,000			52,542,000													5,600,000